ACQUISITION OF TRANSTAR, LLC. - Property, Plant, and Equipment Acquired (Details) - USD ($) $ in Thousands	Jul. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Property, plant, and equipment, net		$ 1,517,594	$ 940,258
Railroad
Business Acquisition [Line Items]
Property, plant, and equipment, net	$ 490,561
Railroad | Railcars
Business Acquisition [Line Items]
Property, plant, and equipment, net	112,981
Railroad | Track and track related assets
Business Acquisition [Line Items]
Property, plant, and equipment, net	90,904
Railroad | Land, site improvements and rights
Business Acquisition [Line Items]
Property, plant, and equipment, net	87,450
Railroad | Bridges and tunnels
Business Acquisition [Line Items]
Property, plant, and equipment, net	174,889
Railroad | Buildings and improvements
Business Acquisition [Line Items]
Property, plant, and equipment, net	12,448
Railroad | Railroad equipment
Business Acquisition [Line Items]
Property, plant, and equipment, net	2,725
Railroad | Terminal machinery and equipment
Business Acquisition [Line Items]
Property, plant, and equipment, net	3,325
Railroad | Vehicles
Business Acquisition [Line Items]
Property, plant, and equipment, net	3,740
Railroad | Construction in progress
Business Acquisition [Line Items]
Property, plant, and equipment, net	1,928
Railroad | Computer hardware and software
Business Acquisition [Line Items]
Property, plant, and equipment, net	$ 171
Minimum | Railroad | Railcars
Business Acquisition [Line Items]
Estimated remaining useful life in years	1 year
Minimum | Railroad | Track and track related assets
Business Acquisition [Line Items]
Estimated remaining useful life in years	1 year
Minimum | Railroad | Bridges and tunnels
Business Acquisition [Line Items]
Estimated remaining useful life in years	15 years
Minimum | Railroad | Buildings and improvements
Business Acquisition [Line Items]
Estimated remaining useful life in years	3 years
Minimum | Railroad | Railroad equipment
Business Acquisition [Line Items]
Estimated remaining useful life in years	2 years
Minimum | Railroad | Terminal machinery and equipment
Business Acquisition [Line Items]
Estimated remaining useful life in years	2 years
Minimum | Railroad | Vehicles
Business Acquisition [Line Items]
Estimated remaining useful life in years	2 years
Minimum | Railroad | Computer hardware and software
Business Acquisition [Line Items]
Estimated remaining useful life in years	2 years
Maximum | Railroad | Railcars
Business Acquisition [Line Items]
Estimated remaining useful life in years	40 years
Maximum | Railroad | Track and track related assets
Business Acquisition [Line Items]
Estimated remaining useful life in years	40 years
Maximum | Railroad | Bridges and tunnels
Business Acquisition [Line Items]
Estimated remaining useful life in years	55 years
Maximum | Railroad | Buildings and improvements
Business Acquisition [Line Items]
Estimated remaining useful life in years	25 years
Maximum | Railroad | Railroad equipment
Business Acquisition [Line Items]
Estimated remaining useful life in years	15 years
Maximum | Railroad | Terminal machinery and equipment
Business Acquisition [Line Items]
Estimated remaining useful life in years	15 years
Maximum | Railroad | Vehicles
Business Acquisition [Line Items]
Estimated remaining useful life in years	5 years
Maximum | Railroad | Computer hardware and software
Business Acquisition [Line Items]
Estimated remaining useful life in years	5 years